Newbuildings	12 Months Ended
Dec. 31, 2015
Building [Member]
Property, Plant and Equipment Disclosure [Text Block]
11. Newbuildings

	As of
	December 31,
(in thousands of U.S. dollars)	2015	2014
Newbuilding beginning of period	$—	$122,572
Additions	—	169,003
Capitalized interest	—	3,292
Transfer to vessel/ net investment in direct financing lease	—	(294,867)
Newbuilding end of period	$—	$—

In the middle of May 2014, the PGN FSRU Lampung was deemed substantially complete to begin the commissioning under the time charter contract. The newbuilding was transferred on the balance sheet to vessels until such time as the time charter commenced. The vessel was transferred on the balance sheet to net investment in direct financing lease at the start of the time charter. However, due to certain delays, the time charter did not commence until July 21, 2014. As a result, the vessel was depreciated until the start of the direct financing lease. The depreciation expense for the PGN FSRU Lampung for the year ended 2014 was $1,286.